Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses

Note 6: Loans and Allowance for Credit Losses

Table 6.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include unearned income, net deferred loan fees or costs, and unamortized discounts and premiums. These amounts were less than 1% of our total loans outstanding at December 31, 2019, and December 31, 2018.

Table 6.1: Loans Outstanding

	December 31,
(in millions)	2019	2018	2017	2016	2015
Commercial:
Commercial and industrial	$354,125	350,199	333,125	330,840	299,892
Real estate mortgage	121,824	121,014	126,599	132,491	122,160
Real estate construction	19,939	22,496	24,279	23,916	22,164
Lease financing	19,831	19,696	19,385	19,289	12,367
Total commercial	515,719	513,405	503,388	506,536	456,583
Consumer:
Real estate 1-4 family first mortgage	293,847	285,065	284,054	275,579	273,869
Real estate 1-4 family junior lien mortgage	29,509	34,398	39,713	46,237	53,004
Credit card	41,013	39,025	37,976	36,700	34,039
Automobile	47,873	45,069	53,371	62,286	59,966
Other revolving credit and installment	34,304	36,148	38,268	40,266	39,098
Total consumer	446,546	439,705	453,382	461,068	459,976
Total loans	$962,265	953,110	956,770	967,604	916,559

Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 6.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 6.2: Non-U.S. Commercial Loans Outstanding

	December 31,
(in millions)	2019	2018	2017	2016	2015
Non-U.S. commercial loans:
Commercial and industrial	$70,494	62,564	60,106	55,396	49,049
Real estate mortgage	7,004	6,731	8,033	8,541	8,350
Real estate construction	1,434	1,011	655	375	444
Lease financing	1,220	1,159	1,126	972	274
Total non-U.S. commercial loans	$80,152	71,465	69,920	65,284	58,117

Loan Concentrations
Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. Commercial and industrial loans and lease financing to borrowers in the financial institutions except banks industry represented 12% and 11% of total loans at December 31, 2019 and 2018, respectively. At December 31, 2019 and 2018, we did not have concentrations representing 10% or more of our total loan portfolio in the commercial real estate (CRE) portfolios (real estate mortgage and real estate construction) by state or property type. Real estate 1-4 family non-PCI mortgage loans to borrowers in the state of California represented 13% and 12% of total loans at December 31, 2019 and 2018, respectively, and PCI loans were under 1% in both years. These California loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 5% of total loans. We continuously monitor changes in real estate values and underlying economic or market conditions for all geographic areas of our real estate 1-4 family mortgage portfolio as part of our credit risk management process.
Some of our real estate 1-4 family mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 3% and 4% of total loans at December 31, 2019 and 2018, respectively. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans. We acquired an option payment loan portfolio (Pick-a-Pay) from Wachovia with a majority of the portfolio identified as PCI loans. Since the acquisition, we have reduced our exposure to the option payment portion of the portfolio through our modification efforts and loss mitigation actions. At December 31, 2019, these option payment loans were less than 1% of total loans.
Our first and junior lien lines of credit products generally have draw periods of 10, 15 or 20 years, with variable interest rate and payment options during the draw period of (1) interest only or (2) 1.5% of total outstanding balance plus accrued interest. During the draw period, the borrower has the option of converting all or a portion of the line from a variable interest rate to a fixed rate with terms including interest-only payments for a fixed period between three to seven years or a fully amortizing payment with a fixed period between five to 30 years. At the end of the draw period, a line of credit generally converts to an amortizing payment schedule with repayment terms of up to
30 years based on the balance at time of conversion. At December 31, 2019, our lines of credit portfolio had an outstanding balance of $37.9 billion, of which $9.1 billion, or 24%, is in its amortization period, another $1.6 billion, or 4%, of our total outstanding balance, will reach their end of draw period during 2020 through 2021, $11.1 billion, or 29%, during 2022 through 2024, and $16.1 billion, or 43%, will convert in subsequent years. This portfolio had unfunded credit commitments of $58.9 billion at December 31, 2019. The lines that enter their amortization period may experience higher delinquencies and higher loss rates than the lines in their draw period. At December 31, 2019, $399 million, or 4%, of outstanding lines of credit that are in their amortization period were 30 or more days past due, compared with $488 million, or 2%, for lines in their draw period. We have considered this increased inherent risk in our ACL estimate. In anticipation of our borrowers reaching the end of their contractual commitment, we have created a program to inform, educate and help these borrowers transition from interest-only to fully-amortizing payments or full repayment. We monitor the performance of the borrowers moving through the program in an effort to refine our ongoing program strategy.

Loan Purchases, Sales, and Transfers
Table 6.3 summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan. The table excludes PCI loans, loans for which we have elected the fair value option, and government insured/guaranteed real estate 1-4 family first mortgage loans because their loan activity normally does not impact the ACL.
Table 6.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2019			2018
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$2,028	3,126	5,154	2,065	16	2,081
Sales	(1,797)	(530)	(2,327)	(1,905)	(261)	(2,166)
Transfers to MLHFS/LHFS	(123)	(1,889)	(2,012)	(617)	(1,995)	(2,612)
Commitments to Lend
A commitment to lend is a legally binding agreement to lend to a customer, usually at a stated interest rate, if funded, and for specific purposes and time periods. We generally require a fee to extend such commitments. Certain commitments are subject to loan agreements with covenants regarding the financial performance of the customer or borrowing base formulas on an ongoing basis that must be met before we are required to fund the commitment. We may reduce or cancel consumer commitments, including home equity lines and credit card lines, in accordance with the contracts and applicable law.
We may, as a representative for other lenders, advance funds or provide for the issuance of letters of credit under syndicated loan or letter of credit agreements. Any advances are generally repaid in less than a week and would normally require default of both the customer and another lender to expose us to loss. The unfunded amount of these temporary advance arrangements totaled approximately $75.4 billion at December 31, 2019.
We issue commercial letters of credit to assist customers in purchasing goods or services, typically for international trade. At December 31, 2019 and 2018, we had $862 million and $919 million, respectively, of outstanding issued commercial letters of credit. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility for different purposes in one of several forms, including a standby letter of credit. See Note 16 (Guarantees, Pledged Assets and Collateral, and Other Commitments) for additional information on standby letters of credit.
When we enter into commitments, we are exposed to credit risk. The maximum credit risk for these commitments will generally be lower than the contractual amount because a significant portion of these commitments are not funded. We manage the potential risk in commitments to lend by limiting the total amount of commitments, both by individual customer and in total, by monitoring the size and maturity structure of these commitments and by applying the same credit standards for these commitments as for all of our credit activities.
For loans and commitments to lend, we generally require collateral or a guarantee. We may require various types of collateral, including commercial and consumer real estate, automobiles, other short-term liquid assets such as accounts receivable or inventory and long-lived assets, such as equipment and other business assets. Collateral requirements for each loan or commitment may vary based on the loan product and our assessment of a customer’s credit risk according to the specific credit underwriting, including credit terms and structure.
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 6.4. The table excludes the issued standby and commercial letters of credit and temporary advance arrangements described above.
Table 6.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2019	Dec 31, 2018
Commercial:
Commercial and industrial	$346,991	330,492
Real estate mortgage	8,206	6,984
Real estate construction	17,729	16,400
Total commercial	372,926	353,876
Consumer:
Real estate 1-4 family first mortgage	34,391	29,736
Real estate 1-4 family junior lien mortgage	36,916	37,719
Credit card	114,933	109,840
Other revolving credit and installment	25,898	27,530
Total consumer	212,138	204,825
Total unfunded credit commitments	$585,064	558,701

Allowance for Credit Losses
Table 6.5 presents the ACL, which consists of the allowance for loan losses and the allowance for unfunded credit commitments.

Table 6.5: Allowance for Credit Losses

	Year ended December 31,
(in millions)	2019	2018	2017	2016	2015
Balance, beginning of year	$10,707	11,960	12,540	12,512	13,169
Provision for credit losses	2,687	1,744	2,528	3,770	2,442
Interest income on certain impaired loans (1)	(147)	(166)	(186)	(205)	(198)
Loan charge-offs:
Commercial:
Commercial and industrial	(802)	(727)	(789)	(1,419)	(734)
Real estate mortgage	(38)	(42)	(38)	(27)	(59)
Real estate construction	(1)	—	—	(1)	(4)
Lease financing	(70)	(70)	(45)	(41)	(14)
Total commercial	(911)	(839)	(872)	(1,488)	(811)
Consumer:
Real estate 1-4 family first mortgage	(129)	(179)	(240)	(452)	(507)
Real estate 1-4 family junior lien mortgage	(118)	(179)	(279)	(495)	(635)
Credit card	(1,714)	(1,599)	(1,481)	(1,259)	(1,116)
Automobile	(647)	(947)	(1,002)	(845)	(742)
Other revolving credit and installment	(674)	(685)	(713)	(708)	(643)
Total consumer	(3,282)	(3,589)	(3,715)	(3,759)	(3,643)
Total loan charge-offs	(4,193)	(4,428)	(4,587)	(5,247)	(4,454)
Loan recoveries:
Commercial:
Commercial and industrial	195	304	297	263	252
Real estate mortgage	32	70	82	116	127
Real estate construction	13	13	30	38	37
Lease financing	19	23	17	11	8
Total commercial	259	410	426	428	424
Consumer:
Real estate 1-4 family first mortgage	179	267	288	373	245
Real estate 1-4 family junior lien mortgage	184	219	266	266	259
Credit card	344	307	239	207	175
Automobile	341	363	319	325	325
Other revolving credit and installment	124	118	121	128	134
Total consumer	1,172	1,274	1,233	1,299	1,138
Total loan recoveries	1,431	1,684	1,659	1,727	1,562
Net loan charge-offs	(2,762)	(2,744)	(2,928)	(3,520)	(2,892)
Other	(29)	(87)	6	(17)	(9)
Balance, end of year	$10,456	10,707	11,960	12,540	12,512
Components:
Allowance for loan losses	$9,551	9,775	11,004	11,419	11,545
Allowance for unfunded credit commitments	905	932	956	1,121	967
Allowance for credit losses	$10,456	10,707	11,960	12,540	12,512
Net loan charge-offs as a percentage of average total loans	0.29%	0.29	0.31	0.37	0.33
Allowance for loan losses as a percentage of total loans	0.99	1.03	1.15	1.18	1.26
Allowance for credit losses as a percentage of total loans	1.09	1.12	1.25	1.30	1.37

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Table 6.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.

Table 6.6: Allowance for Credit Losses Activity by Portfolio Segment

	Year ended December 31,
	2019			2018
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$6,417	4,290	10,707	6,632	5,328	11,960
Provision for credit losses	518	2,169	2,687	281	1,463	1,744
Interest income on certain impaired loans	(46)	(101)	(147)	(47)	(119)	(166)

Loan charge-offs	(911)	(3,282)	(4,193)	(839)	(3,589)	(4,428)
Loan recoveries	259	1,172	1,431	410	1,274	1,684
Net loan charge-offs	(652)	(2,110)	(2,762)	(429)	(2,315)	(2,744)
Other	8	(37)	(29)	(20)	(67)	(87)
Balance, end of year	$6,245	4,211	10,456	6,417	4,290	10,707

Table 6.7 disaggregates our ACL and recorded investment in loans by impairment methodology.

Table 6.7: Allowance for Credit Losses by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2019
Collectively evaluated (1)	$5,778	3,364	9,142	512,586	436,081	948,667
Individually evaluated (2)	467	847	1,314	3,133	9,897	13,030
PCI (3)	—	—	—	—	568	568
Total	$6,245	4,211	10,456	515,719	446,546	962,265
December 31, 2018
Collectively evaluated (1)	$5,903	3,361	9,264	510,180	421,574	931,754
Individually evaluated (2)	514	929	1,443	3,221	13,126	16,347
PCI (3)	—	—	—	4	5,005	5,009
Total	$6,417	4,290	10,707	513,405	439,705	953,110

(1)	Represents non-impaired loans evaluated collectively for impairment.

(2)	Represents impaired loans evaluated individually for impairment.
(3)
Represents the allowance for loan losses and related loan carrying value for PCI loans.
Credit Quality
We monitor credit quality by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the ACL. The following sections provide the credit quality indicators we most closely monitor. The credit quality indicators are generally based on information as of our financial statement date, with the exception of updated Fair Isaac Corporation (FICO) scores and updated loan-to-value (LTV)/combined LTV (CLTV). We obtain FICO scores at loan origination and the scores are generally updated at least quarterly, except in limited circumstances, including compliance with the Fair Credit Reporting Act (FCRA). Generally, the LTV and CLTV indicators are updated in the second month of each quarter, with updates no older than September 30, 2019. See the “Purchased Credit-Impaired Loans” section in this Note for credit quality information on our PCI portfolio.

COMMERCIAL CREDIT QUALITY INDICATORS In addition to monitoring commercial loan concentration risk, we manage a consistent process for assessing commercial loan credit quality. Generally, commercial loans are subject to individual risk assessment using our internal borrower and collateral quality ratings. Our ratings are aligned to Pass and Criticized categories. The Criticized category includes Special Mention, Substandard, and Doubtful categories which are defined by bank regulatory agencies.
Table 6.8 provides a breakdown of outstanding commercial loans by risk category.
Table 6.8: Commercial Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2019
By risk category:
Pass	$338,740	118,054	19,752	18,655	495,201
Criticized	15,385	3,770	187	1,176	20,518
Total commercial loans (excluding PCI)	354,125	121,824	19,939	19,831	515,719
Total commercial PCI loans (carrying value)	—	—	—	—	—
Total commercial loans	$354,125	121,824	19,939	19,831	515,719
December 31, 2018
By risk category:
Pass	$335,412	116,514	22,207	18,671	492,804
Criticized	14,783	4,500	289	1,025	20,597
Total commercial loans (excluding PCI)	350,195	121,014	22,496	19,696	513,401
Total commercial PCI loans (carrying value)	4	—	—	—	4
Total commercial loans	$350,199	121,014	22,496	19,696	513,405

Table 6.9 provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

Table 6.9: Commercial Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2019
By delinquency status:
Current-29 days past due (DPD) and still accruing	$352,110	120,967	19,845	19,484	512,406
30-89 DPD and still accruing	423	253	53	252	981
90+ DPD and still accruing	47	31	—	—	78
Nonaccrual loans	1,545	573	41	95	2,254
Total commercial loans (excluding PCI)	354,125	121,824	19,939	19,831	515,719
Total commercial PCI loans (carrying value)	—	—	—	—	—
Total commercial loans	$354,125	121,824	19,939	19,831	515,719
December 31, 2018
By delinquency status:
Current-29 DPD and still accruing	$348,158	120,176	22,411	19,443	510,188
30-89 DPD and still accruing	508	207	53	163	931
90+ DPD and still accruing	43	51	—	—	94
Nonaccrual loans	1,486	580	32	90	2,188
Total commercial loans (excluding PCI)	350,195	121,014	22,496	19,696	513,401
Total commercial PCI loans (carrying value)	4	—	—	—	4
Total commercial loans	$350,199	121,014	22,496	19,696	513,405

CONSUMER CREDIT QUALITY INDICATORS We have various classes of consumer loans that present unique risks. Loan delinquency, FICO credit scores and LTV for loan types are common credit quality indicators that we monitor and utilize in our evaluation of the appropriateness of the ACL for the consumer portfolio segment.
Many of our loss estimation techniques used for the ACL rely on delinquency-based models; therefore, delinquency is an important indicator of credit quality and the establishment of our ACL. Table 6.10 provides the outstanding balances of our consumer portfolio by delinquency status.

Table 6.10: Consumer Loans by Delinquency Status

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2019
By delinquency status:
Current-29 DPD	$279,722	28,870	39,935	46,650	33,981	429,158
30-59 DPD	1,136	216	311	882	140	2,685
60-89 DPD	404	115	221	263	81	1,084
90-119 DPD	197	69	202	77	74	619
120-179 DPD	160	71	343	1	18	593
180+ DPD	503	155	1	—	10	669
Government insured/guaranteed loans (1)	10,999	—	—	—	—	10,999
Loans held at fair value	171	—	—	—	—	171
Total consumer loans (excluding PCI)	293,292	29,496	41,013	47,873	34,304	445,978
Total consumer PCI loans (carrying value) (2)	555	13	—	—	—	568
Total consumer loans	$293,847	29,509	41,013	47,873	34,304	446,546
December 31, 2018
By delinquency status:
Current-29 DPD	$263,881	33,644	38,008	43,604	35,794	414,931
30-59 DPD	1,411	247	292	1,040	140	3,130
60-89 DPD	549	126	212	314	87	1,288
90-119 DPD	257	74	192	109	80	712
120-179 DPD	225	77	320	2	27	651
180+ DPD	822	213	1	—	20	1,056
Government insured/guaranteed loans (1)	12,688	—	—	—	—	12,688
Loans held at fair value	244	—	—	—	—	244
Total consumer loans (excluding PCI)	280,077	34,381	39,025	45,069	36,148	434,700
Total consumer PCI loans (carrying value) (2)	4,988	17	—	—	—	5,005
Total consumer loans	$285,065	34,398	39,025	45,069	36,148	439,705

(1)
Represents loans whose repayments are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $6.4 billion at December 31, 2019, compared with $7.7 billion at December 31, 2018.

(2)	26% of the adjusted unpaid principal balance for consumer PCI loans are 30+ DPD at December 31, 2019, compared with 18% at December 31, 2018.

Of the $1.9 billion of consumer loans not government insured/guaranteed that are 90 days or more past due at December 31, 2019, $855 million was accruing, compared with $2.4 billion past due and $885 million accruing at December 31, 2018.
Table 6.11 provides a breakdown of our consumer portfolio by FICO. Substantially all of the scored consumer portfolio has an updated FICO of 680 and above, reflecting a strong current borrower credit profile. FICO is not available for certain loan types, or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes. Substantially all loans not requiring a FICO score are securities-based loans originated through retail brokerage, and totaled $9.1 billion at December 31, 2019, and $8.9 billion at December 31, 2018.
Table 6.11: Consumer Loans by FICO

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2019
By FICO:
< 600	$3,264	1,164	3,373	6,041	704	14,546
600-639	2,392	782	2,853	4,230	670	10,927
640-679	5,068	1,499	6,626	6,324	1,730	21,247
680-719	12,844	3,192	9,732	7,871	3,212	36,851
720-759	27,879	4,407	8,376	7,839	4,097	52,598
760-799	61,559	5,483	5,648	7,624	4,915	85,229
800+	165,460	11,851	4,037	7,900	7,585	196,833
No FICO available	3,656	1,118	368	44	2,316	7,502
FICO not required	—	—	—	—	9,075	9,075
Government insured/guaranteed loans (1)	11,170	—	—	—	—	11,170
Total consumer loans (excluding PCI)	293,292	29,496	41,013	47,873	34,304	445,978
Total consumer PCI loans (carrying value) (2)	555	13	—	—	—	568
Total consumer loans	$293,847	29,509	41,013	47,873	34,304	446,546
December 31, 2018
By FICO:
< 600	$4,273	1,454	3,292	7,071	697	16,787
600-639	2,974	994	2,777	4,431	725	11,901
640-679	5,810	1,898	6,464	6,225	1,822	22,219
680-719	13,568	3,908	9,445	7,354	3,384	37,659
720-759	27,258	5,323	7,949	6,853	4,395	51,778
760-799	57,193	6,315	5,227	5,947	5,322	80,004
800+	151,465	13,190	3,794	7,099	8,411	183,959
No FICO available	4,604	1,299	77	89	2,507	8,576
FICO not required	—	—	—	—	8,885	8,885
Government insured/guaranteed loans (1)	12,932	—	—	—	—	12,932
Total consumer loans (excluding PCI)	280,077	34,381	39,025	45,069	36,148	434,700
Total consumer PCI loans (carrying value) (2)	4,988	17	—	—	—	5,005
Total consumer loans	$285,065	34,398	39,025	45,069	36,148	439,705

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(2)
41% of the adjusted unpaid principal balance for consumer PCI loans have FICO scores less than 680 and 19% where no FICO is available to us at December 31, 2019, compared with 45% and 15%, respectively, at December 31, 2018.

LTV refers to the ratio comparing the loan’s unpaid principal balance to the property’s collateral value. CLTV refers to the combination of first mortgage and junior lien mortgage (including unused line amounts for credit line products) ratios. LTVs and CLTVs are updated quarterly using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties, generally with an original value of $1 million or more, as the AVM values have proven less accurate for these properties.
Table 6.12 shows the most updated LTV and CLTV distribution of the real estate 1-4 family mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our ACL. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV due to industry data availability and portfolios acquired from or serviced by other institutions.
Table 6.12: Consumer Loans by LTV/CLTV

	December 31, 2019			December 31, 2018
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$151,478	14,603	166,081	147,666	15,753	163,419
60.01-80%	114,795	9,663	124,458	104,477	11,183	115,660
80.01-100%	13,867	3,574	17,441	12,372	4,874	17,246
100.01-120% (1)	860	978	1,838	1,211	1,596	2,807
> 120% (1)	338	336	674	484	578	1,062
No LTV/CLTV available	784	342	1,126	935	397	1,332
Government insured/guaranteed loans (2)	11,170	—	11,170	12,932	—	12,932
Total consumer loans (excluding PCI)	293,292	29,496	322,788	280,077	34,381	314,458
Total consumer PCI loans (carrying value) (3)	555	13	568	4,988	17	5,005
Total consumer loans	$293,847	29,509	323,356	285,065	34,398	319,463

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(3)	9% of the adjusted unpaid principal balance for consumer PCI loans have LTV/CLTV amounts greater than 80% at December 31, 2019, compared with 10% at December 31, 2018.

NONACCRUAL LOANS Table 6.13 provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

Table 6.13: Nonaccrual Loans

	Dec 31,	Dec 31,
(in millions)	2019	2018
Commercial:
Commercial and industrial	$1,545	1,486
Real estate mortgage	573	580
Real estate construction	41	32
Lease financing	95	90
Total commercial	2,254	2,188
Consumer:
Real estate 1-4 family first mortgage	2,150	3,183
Real estate 1-4 family junior lien mortgage	796	945
Automobile	106	130
Other revolving credit and installment	40	50
Total consumer	3,092	4,308
Total nonaccrual loans (excluding PCI)	$5,346	6,496

LOANS IN PROCESS OF FORECLOSURE Our recorded investment in consumer mortgage loans collateralized by residential real estate property that are in process of foreclosure was $3.5 billion and $4.6 billion at December 31, 2019 and 2018, respectively, which included $2.8 billion and $3.2 billion, respectively, of loans that are government insured/guaranteed. Under the Consumer Financial Protection Bureau guidelines, we do not commence the foreclosure process on real estate 1-4 family mortgage loans until after the loan is 120 days delinquent. Foreclosure procedures and timelines vary depending on whether the property address resides in a judicial or non-judicial state. Judicial states require the foreclosure to be processed through the state’s courts while non-judicial states are processed without court intervention. Foreclosure timelines vary according to state law.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING   Certain loans 90 days or more past due are still accruing, because they are (1) well-secured and in the process of collection or (2) real estate 1‑4 family mortgage loans or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due. PCI loans of $102 million at December 31, 2019, and $370 million at December 31, 2018, are not included in these past due and still accruing loans even when they are 90 days or more contractually past due. PCI loans are considered to be accruing because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.
Table 6.14 shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

Table 6.14: Loans 90 Days or More Past Due and Still Accruing

	Dec 31,	Dec 31,
(in millions)	2019	2018
Total (excluding PCI):	$7,285	8,704
Less: FHA insured/VA guaranteed (1)	6,352	7,725
Total, not government insured/guaranteed	$933	979
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$47	43
Real estate mortgage	31	51
Total commercial	78	94
Consumer:
Real estate 1-4 family first mortgage	112	124
Real estate 1-4 family junior lien mortgage	32	32
Credit card	546	513
Automobile	78	114
Other revolving credit and installment	87	102
Total consumer	855	885
Total, not government insured/guaranteed	$933	979
(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.
IMPAIRED LOANS  Table 6.15 summarizes key information for impaired loans. Our impaired loans predominantly include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. Impaired loans generally have estimated losses which are included in the ACL. We do have impaired loans with no ACL when the loss content has been previously recognized through charge-offs, such as collateral dependent loans, or when loans are currently performing in accordance with their terms and no loss has been estimated. Impaired loans exclude PCI loans and loans that have been fully charged off or otherwise have zero recorded investment. Table 6.15 includes trial modifications that totaled $115 million at December 31, 2019, and $149 million at December 31, 2018.
For additional information on our impaired loans and ACL, see Note 1 (Summary of Significant Accounting Policies).

Table 6.15: Impaired Loans Summary

		Recorded investment
(in millions)	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2019
Commercial:
Commercial and industrial	$2,792	2,003	1,903	311
Real estate mortgage	1,137	974	803	110
Real estate construction	81	51	41	11
Lease financing	131	105	105	35
Total commercial	4,141	3,133	2,852	467
Consumer:
Real estate 1-4 family first mortgage (1)	8,107	7,674	4,433	437
Real estate 1-4 family junior lien mortgage	1,586	1,451	925	144
Credit card	520	520	520	209
Automobile	138	81	42	8
Other revolving credit and installment	178	171	155	49
Total consumer (2)	10,529	9,897	6,075	847
Total impaired loans (excluding PCI)	$14,670	13,030	8,927	1,314
December 31, 2018
Commercial:
Commercial and industrial	$3,057	2,030	1,730	319
Real estate mortgage	1,228	1,032	1,009	154
Real estate construction	74	47	46	9
Lease financing	146	112	112	32
Total commercial	4,505	3,221	2,897	514
Consumer:
Real estate 1-4 family first mortgage	12,309	10,738	4,420	525
Real estate 1-4 family junior lien mortgage	1,886	1,694	1,133	183
Credit card	449	449	449	172
Automobile	153	89	43	8
Other revolving credit and installment	162	156	136	41
Total consumer (2)	14,959	13,126	6,181	929
Total impaired loans (excluding PCI)	$19,464	16,347	9,078	1,443

(1)	Impaired loans includes reduction of $1.7 billion reclassified to MLHFS during 2019.

(2)
Includes the recorded investment of $1.2 billion and $1.3 billion at December 31, 2019 and 2018, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an ACL. Impaired loans may also have limited, if any, ACL when the recorded investment of the loan approximates estimated net realizable value as a result of charge-offs prior to a TDR modification.

Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to $500 million and $513 million at December 31, 2019 and 2018, respectively.
Table 6.16 provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

Table 6.16: Average Recorded Investment in Impaired Loans

	Year ended December 31,
	2019		2018		2017
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$2,150	129	2,287	173	3,241	118
Real estate mortgage	1,067	59	1,193	89	1,328	91
Real estate construction	52	6	60	7	66	14
Lease financing	93	1	125	1	105	1
Total commercial	3,362	195	3,665	270	4,740	224
Consumer:
Real estate 1-4 family first mortgage	9,031	506	11,522	664	13,326	730
Real estate 1-4 family junior lien mortgage	1,586	99	1,804	116	2,041	121
Credit card	488	64	407	50	323	36
Automobile	84	12	86	11	86	11
Other revolving credit and installment	162	13	142	10	117	8
Total consumer	11,351	694	13,961	851	15,893	906
Total impaired loans (excluding PCI)	$14,713	889	17,626	1,121	20,633	1,130

Interest income:
Cash basis of accounting	$241	338	299
Other (1)	648	783	831
Total interest income	$889	1,121	1,130

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an ACL calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans.

TROUBLED DEBT RESTRUCTURINGS (TDRs)  When, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR, the balance of which totaled $11.8 billion and $15.5 billion at December 31, 2019 and 2018, respectively. The majority of the decline in consumer TDRs was due to a reclassification of $1.7 billion in real estate 1-4 family first mortgage TDR loans to MLHFS. We do not consider loan resolutions such as foreclosure or short sale to be a TDR.
We may require some consumer borrowers experiencing financial difficulty to make trial payments generally for a period of three to four months, according to the terms of a planned permanent modification, to determine if they can perform according to those terms. These arrangements represent trial modifications, which we classify and account for as TDRs. While loans are in trial payment programs, their original terms are not considered modified and they continue to advance through delinquency status and accrue interest according to their original terms.
Table 6.17 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and are paid off or written-off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 6.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge-offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2019
Commercial:
Commercial and industrial	$13	90	1,286	1,389	104	0.40%	$90
Real estate mortgage	—	38	417	455	—	0.69	38
Real estate construction	13	1	32	46	—	1.00	1
Lease financing	—	—	2	2	—	—	—
Total commercial	26	129	1,737	1,892	104	0.49	129
Consumer:
Real estate 1-4 family first mortgage	110	13	868	991	2	2.04	68
Real estate 1-4 family junior lien mortgage	5	37	82	124	3	2.35	39
Credit card	—	376	—	376	—	12.91	376
Automobile	8	9	51	68	29	4.86	9
Other revolving credit and installment	1	51	7	59	—	8.07	52
Trial modifications (6)	—	—	13	13	—	—	—
Total consumer	124	486	1,021	1,631	34	10.19	544
Total	$150	615	2,758	3,523	138	8.33%	$673
Year ended December 31, 2018
Commercial:
Commercial and industrial	$13	29	2,310	2,352	58	1.18%	$29
Real estate mortgage	—	44	375	419	—	0.88	44
Real estate construction	—	—	25	25	—	—	—
Lease financing	—	—	63	63	—	—	—
Total commercial	13	73	2,773	2,859	58	1.00	73
Consumer:
Real estate 1-4 family first mortgage	209	26	1,042	1,277	4	2.25	119
Real estate 1-4 family junior lien mortgage	7	41	113	161	5	2.14	45
Credit card	—	336	—	336	—	12.54	336
Automobile	13	16	55	84	30	6.21	16
Other revolving credit and installment	—	49	12	61	—	7.95	49
Trial modifications (6)	—	—	8	8	—	—	—
Total consumer	229	468	1,230	1,927	39	8.96	565
Total	$242	541	4,003	4,786	97	8.06%	$638
Year ended December 31, 2017
Commercial:
Commercial and industrial	$24	45	2,912	2,981	173	0.64%	$45
Real estate mortgage	5	59	507	571	20	1.28	59
Real estate construction	—	1	26	27	—	0.69	1
Lease financing	—	—	37	37	—	—	—
Total commercial	29	105	3,482	3,616	193	1.00	105
Consumer:
Real estate 1-4 family first mortgage	231	140	1,035	1,406	15	2.57	257
Real estate 1-4 family junior lien mortgage	25	82	81	188	14	3.26	93
Credit card	—	257	—	257	—	11.98	257
Automobile	2	15	67	84	39	5.89	15
Other revolving credit and installment	—	47	8	55	1	7.47	47
Trial modifications (6)	—	—	(28)	(28)	—	—	—
Total consumer	258	541	1,163	1,962	69	6.70	669
Total	$287	646	4,645	5,578	262	5.92%	$774

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $1.1 billion, $1.9 billion and $2.1 billion, for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in deferring or legally forgiving principal (actual or contingent) of $24 million, $28 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(5)
Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Table 6.18 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted
TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 6.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2019	2018	2017
Commercial:
Commercial and industrial	$111	198	173
Real estate mortgage	48	76	61
Real estate construction	17	36	4
Lease financing	—	—	1
Total commercial	176	310	239
Consumer:
Real estate 1-4 family first mortgage	41	60	114
Real estate 1-4 family junior lien mortgage	13	14	19
Credit card	88	79	74
Automobile	12	14	15
Other revolving credit and installment	8	6	5
Total consumer	162	173	227
Total	$338	483	466

Purchased Credit-Impaired Loans
Table 6.19 presents PCI loans net of any remaining purchase accounting adjustments. Total consumer loans are predominantly Pick-a-Pay loans (real estate 1-4 family mortgage).

Table 6.19: PCI Loans

	Dec 31,	Dec 31,
(in millions)	2019	2018
Total commercial	$—	4
Total consumer	568	5,005
Total PCI loans (carrying value)	$568	5,009
Total PCI loans (unpaid principal balance)	$990	7,348

For the years ended December 31, 2019 and 2018, we sold $4.0 billion and $6.2 billion of PCI loans, respectively, that resulted in gains within other noninterest income of $1.6 billion and $2.4 billion, respectively.